Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair value measurements of assets and liabilities
Our population of assets and liabilities subject to fair value measurements on a recurring basis at September 30, 2017 is as follows:

	Fair Value	Level 1	Level 2	Level 3
Assets:
Foreign currency forward exchange contracts	$8,885	$—	$8,885	$—
Foreign currency option contracts	67	—	67	—
Total Assets	$8,952	$—	$8,952	$—
Liabilities:
Foreign currency forward exchange contracts	$33,931	$—	$33,931	$—
Foreign currency option contracts	$—	—	—	—
Total Liabilities	$33,931	$—	$33,931	$—

Our population of assets and liabilities subject to fair value measurements at December 31, 2016 is as follows:

	Fair Value	Level 1	Level 2	Level 3
Assets:
Foreign currency forward exchange contracts	$12	$—	$12	$—
Foreign currency option contracts	184	—	184	—
Total Assets	$196	$—	$196	$—
Liabilities:
Foreign currency forward exchange contracts	$175	$—	$175	$—
Total Liabilities	$175	$—	$175	$—